Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Interest Expense on Deposits
Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2024	2023	2022

Interest bearing checking accounts	$1,236	$382	$190
Savings accounts	2,876	2,531	920
Time deposits and money market accounts	86,474	50,439	4,617
Total	$90,586	$53,352	$5,727

Maturity of Total Time Deposits
At December 31, 2024, the maturity of total time deposits is as follows:

(dollars in thousands)

Under 1 year	$1,943,813
1 to 2 years	10,226
2 to 3 years	94,237
3 to 4 years	963
4 to 5 years	472
Over 5 years	48
$2,049,759